Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
A reconciliation between the basic and diluted earnings per share computations (in thousands, except per share amounts) is as follows:

For the Year Ended December 31, 2016	Loss(Numerator)	Shares (Denominator)	Per Share Amount
BASIC EPS
Net loss available to common stockholders	$(96,245)	18,354	$(5.24)
Stock options	—	—
Attributable to participating securities	—	—
DILUTED EPS	$(96,245)	18,354	$(5.24)

For the Year Ended December 31, 2015	Loss(Numerator)	Shares (Denominator)	Per Share Amount
BASIC EPS
Net loss available to common stockholders	$(299,929)	16,256	$(18.45)
Stock options	—	—
Attributable to participating securities	—	—
DILUTED EPS	$(299,929)	16,256	$(18.45)

For the Year Ended December 31, 2014	Income(Numerator)	Shares (Denominator)	Per Share Amount
Net income available to common stockholders	$26,051	16,051
Attributable to participating securities	(855)	—
BASIC EPS	$25,196	16,051	$1.57

Net income available to common stockholders	$26,051	16,051
Effect of dilutive securities:
Stock options	—	5
Attributable to participating securities	(854)	—
DILUTED EPS	$25,197	16,056	$1.57

An aggregate of 0.9 million shares of common stock representing options to purchase common stock and unvested shares of restricted common stock and common shares issuable upon the assumed conversion of the Series B Preferred Stock totaling 1.3 million shares were not included in the computation of diluted earnings per share for the year ended December 31, 2016, because the inclusion would have been anti-dilutive as a result of the net loss reported for the year.
An aggregate of 0.1 million shares of common stock representing options to purchase common stock and unvested shares of restricted common stock and common shares issuable upon the assumed conversion of the Series B Preferred Stock totaling 1.3 million shares were not included in the computation of diluted earnings per share during the year ended December 31, 2015, because the inclusion would have been anti-dilutive as a result of the net loss reported for the year.
Common shares issuable upon the assumed conversion of the Series B Preferred Stock totaling 1.3 million shares during the year ended December 31, 2014 were not included in the computation of diluted earnings per share because the inclusion would have been anti-dilutive. Options to purchase 0.3 million shares of common stock were outstanding during the year ended December 31, 2014 and were not included in the computation of diluted earnings per share because the options' exercise prices were in excess of the average market price of the common shares.